Contract revenue	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract revenue
Contract revenue

Nature of services and revenue recognition

Fee revenue in Investment Services and Investment Management is primarily variable, based on levels of AUC/A, AUM and the level of client-driven transactions, as specified in fee schedules.

Investment Services fees are based primarily on the market value of AUC/A; client accounts, balances and the volume of transactions; securities lending volume and spreads; and fees for other services. Certain fees based on the market value of assets are calculated in arrears on a monthly or quarterly basis.

Substantially all services within the Investment Services business are provided over time. Revenue on these services is recognized using the time elapsed method, equal to the expected invoice amount, which typically represents the value provided to the customer for our performance completed to date.

Clearing services revenue includes multiple types of fees, some of which are driven by customer actions and are delivered at a point-in-time. These transaction-based fees are generally recognized on trade date. Other contractual clearing services fees are driven by the amount of AUC/A or the number of accounts or securities positions and are billed on a monthly or quarterly basis.

Investment management fees are dependent on the overall level and mix of AUM. The management fees, expressed in basis points, are charged for managing those assets. Management fees are typically subject to fee schedules based on the overall level of assets managed and products in which those assets are invested.

Investment management fee revenue also includes transactional- and account-based fees. These fees along with distribution and servicing fees are recognized when the services have been completed. Clients are generally billed for services performed on a monthly or quarterly basis.

Performance fees are generally calculated as a percentage of the applicable portfolio’s performance in excess of a benchmark index or a peer group’s performance. Performance fees are recognized at the end of the measurement period when they are determinable.

See Note 23 for additional information on our principal businesses, Investment Services and Investment Management, and the primary services provided.

Disaggregation of contract revenue

Contract revenue is included in fee revenue on the consolidated income statement. The following table presents fee revenue related to contracts with customers, disaggregated by type, for each business segment.

Disaggregation of contract revenue by business segment (a)
	Year ended Dec. 31, 2018
(in millions)	Investment Services	Investment Management	Other	Total
Fee revenue - contract revenue:
Investment services fees:
Asset servicing	$4,395	$88	$1	$4,484
Clearing services	1,577	—	—	1,577
Issuer services	1,099	—	—	1,099
Treasury services	553	1	—	554
Total investment services fees	7,624	89	1	7,714
Investment management and performance fees	54	3,619	—	3,673
Financing-related fees	61	1	(2)	60
Distribution and servicing	(51)	191	—	140
Investment and other income	279	(202)	2	79
Total fee revenue - contract revenue	7,967	3,698	1	11,666
Fee and other revenue - not in scope of ASC 606 (b)(c)	959	83	84	1,126
Total fee and other revenue	$8,926	$3,781	$85	$12,792

(a)	Business segment data has been determined on an internal management basis of accounting, rather than the generally accepted accounting principles used for consolidated financial reporting.

(b)
Primarily includes foreign exchange and other trading revenue, investment and other income, financing-related fees and net securities losses, all of which are accounted for using other accounting guidance.

(c)	The Investment Management business includes a loss from consolidated investment management funds, net of noncontrolling interests of $1 million in 2018.

Contract balances

Our clients are billed based on fee schedules that are agreed upon in each customer contract. Receivable from customers were $3.9 billion at Jan. 1, 2018 and $2.5 billion at Dec. 31, 2018. An allowance is maintained for accounts receivables which is generally based on the number of days outstanding. Adjustments to the allowance are recorded in other expense in the consolidated income statement. A provision of $11 million was recorded in 2018.

Contract assets represent accrued revenues that have not yet been billed to the customers due to certain contractual terms other than the passage of time and were $30 million at Jan. 1, 2018 and $36 million at Dec. 31, 2018. Accrued revenues recorded as contract assets are usually billed on an annual basis. There were no impairments recorded on contract assets in 2018.

Both receivables from customers and contract assets are included in other assets on the consolidated balance sheet.

Contract liabilities represent payments received in advance of providing services under certain contracts and were $167 million at Jan. 1, 2018 and $171 million at Dec. 31, 2018. Contract liabilities are included in other liabilities on the consolidated balance sheet. Revenue recognized in 2018 relating to contract liabilities as of Jan. 1, 2018 was $96 million.

Changes in contract assets and liabilities primarily relate to either party’s performance under the contracts.

Contract costs

Incremental costs for obtaining contracts that are deemed recoverable are capitalized as contract costs. Such costs result from the payment of sales incentives, primarily in the Wealth Management business, and totaled $98 million at Dec. 31, 2018. Capitalized sales incentives are amortized based on the transfer of goods or services to which the assets relate and typically average nine years. The amortization of capitalized sales incentives, which is primarily included in staff expense, totaled $22 million in 2018.

Costs to fulfill a contract are capitalized when they relate directly to an existing contract or specific anticipated contract, generate or enhance resources that will be used to fulfill performance obligations and are recoverable. Such costs generally represent set-up costs, which include any direct cost incurred at inception of a contract which enables the fulfillment of the performance obligation and totaled $20 million at Dec. 31, 2018. These capitalized costs are amortized on a straight-line basis over the expected contract period which generally range from seven to nine years. The amortization is included in other expense and totaled $5 million in 2018.
There were no impairments recorded on capitalized contract costs in 2018.

Unsatisfied performance obligations

We do not have any unsatisfied performance obligations other than those that are subject to a practical expedient election under ASC 606, Revenue From Contracts With Customers. The practical expedient election applies to (i) contracts with an original expected length of one year or less, and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.